BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	As of
US$ MILLIONS	June 30, 2021	December 31, 2020
Current	$12	$11
Non-current	3,728	3,466
Total	$3,740	$3,477